Unaudited Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Quarterly Financial Information

Quarterly Periods Ended:	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2019
Total Revenues	$4,056.8	$390.7	$243.5	$792.8	$614.3	$836.8	$332.8	$421.1
Operating Income	788.4	70.8	141.6	152.1	115.0	162.5	20.9	54.1
Net Income	574.1	34.4	104.3	133.7	98.9	128.0	6.2	29.0
Earnings Attributable to Common Shareholders	572.8	NA	NA	NA	NA	NA	NA	27.8

June 30, 2019
Total Revenues	$3,573.6	$438.0	$266.9	$655.8	$543.1	$606.6	$348.1	$375.5
Operating Income	551.0	38.7	161.0	76.9	77.9	77.1	56.6	33.0
Net Income	459.1	80.6	136.0	55.5	60.3	50.6	41.9	7.3
Earnings Attributable to Common Shareholders	461.3	NA	NA	NA	NA	NA	NA	6.2

September 30, 2019
Total Revenues	$4,315.0	$489.3	$259.7	$755.5	$611.1	$710.6	$493.0	$545.5
Operating Income	958.2	118.2	142.3	142.6	107.3	98.6	120.0	134.7
Net Income	733.9	77.0	107.6	104.3	88.8	69.1	100.3	111.3
Earnings Attributable to Common Shareholders	733.5	NA	NA	NA	NA	NA	NA	110.5

December 31, 2019
Total Revenues	$3,616.0	$391.3	$251.3	$720.6	$538.2	$643.6	$307.9	$408.8
Operating Income	294.7	4.3	122.3	25.7	40.6	63.0	1.8	33.9
Net Income (Loss)	152.7	(13.7)	91.8	12.8	21.4	49.4	(10.8)	14.6
Earnings Attributable to Common Shareholders	153.5	NA	NA	NA	NA	NA	NA	14.1

Quarterly Periods Ended:	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
March 31, 2018
Total Revenues	$4,048.3	$371.6	$191.7	$820.4	$576.8	$790.9	$336.8	$419.4
Operating Income	706.0	81.8	111.1	193.0	97.4	117.3	3.9	41.6
Net Income (Loss)	456.7	46.8	84.1	125.5	64.2	79.6	(7.2)	13.4
Earnings Attributable to Common Shareholders	454.4	NA	NA	NA	NA	NA	NA	11.8

June 30, 2018
Total Revenues	$4,013.2	$388.3	$200.1	$667.0	$589.7	$748.8	$398.3	$457.1
Operating Income	757.0	86.2	110.5	132.6	117.4	104.4	57.2	70.5
Net Income	530.1	46.5	82.0	77.4	94.7	68.8	36.6	38.7
Earnings Attributable to Common Shareholders	528.4	NA	NA	NA	NA	NA	NA	37.6

September 30, 2018
Total Revenues	$4,333.1	$433.4	$194.4	$762.0	$629.7	$778.3	$481.4	$535.3
Operating Income	668.6	94.0	97.0	49.8	110.2	79.9	78.5	127.1
Net Income	579.7	57.8	78.1	87.1	72.7	88.7	60.4	89.6
Earnings Attributable to Common Shareholders	577.6	NA	NA	NA	NA	NA	NA	88.2

December 31, 2018
Total Revenues	$3,801.1	$402.0	$189.9	$718.1	$574.5	$745.4	$330.8	$410.1
Operating Income	551.1	84.3	91.5	108.1	52.2	118.2	2.9	38.5
Net Income (Loss)	364.8	60.2	71.7	77.8	29.7	88.4	(6.6)	10.5
Earnings Attributable to Common Shareholders	363.4	NA	NA	NA	NA	NA	NA	9.6

NA    Not applicable.

	2019 Quarterly Periods Ended
	March 31	June 30	September 30	December 31
Earnings Attributable to AEP Common Shareholders (in millions)	$572.8	$461.3	$733.5	$153.5

Basic Earnings per Share Attributable to AEP Common Shareholders from Continuing Operations (a)	1.16	0.93	1.49	0.31

Diluted Earnings per Share Attributable to AEP Common Shareholders from Continuing Operations (a)	1.16	0.93	1.48	0.31

	2018 Quarterly Periods Ended
	March 31	June 30	September 30	December 31
Earnings Attributable to AEP Common Shareholders (in millions)	$454.4	$528.4	$577.6	$363.4

Basic Earnings per Share Attributable to AEP Common Shareholders from Continuing Operations (a)	0.92	1.07	1.17	0.74

Diluted Earnings per Share Attributable to AEP Common Shareholders from Continuing Operations (a)	0.92	1.07	1.17	0.74

(a)
Quarterly Earnings per Share amounts are intended to be stand-alone calculations and are not always additive to full-year amount due to rounding.